REVERSE RECAPITALIZATION	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Reverse Recapitalization [Abstract]
REVERSE RECAPITALIZATION

NOTE 3. REVERSE RECAPITALIZATION

On January 31, 2023, upon the consummation of the Business Combination, all holders of 10,782,091 issued and outstanding shares of Legacy Nuburu common stock and 40,392,723 issued and outstanding shares of Legacy Nuburu preferred stock received shares of Nuburu common stock at a deemed value of $400.00 per share after giving effect to the exchange ratios set forth below (the “Exchange Ratios”):

Legacy Nuburu Class / Series	Exchange Ratio
Legacy Nuburu Common Stock	0.013
Legacy Nuburu Series A Preferred Stock	0.014
Legacy Nuburu Series A-1 Preferred Stock	0.015
Legacy Nuburu Series B Preferred Stock	0.021
Legacy Nuburu Series B-1 Preferred Stock	0.013
Legacy Nuburu Series C Preferred Stock	0.029

This resulted in 783,098 shares of Nuburu Common Stock issued and outstanding as of the Closing and all holders of 7,132,467 issued and outstanding Legacy Nuburu equity awards received Nuburu equity awards covering 91,899 shares of Nuburu Common Stock at a deemed value of $400.00 per share after giving effect to the Exchange Ratios, based on the following events contemplated by the Business Combination Agreement:

•
the cancellation and conversion of all 40,392,723 issued and outstanding shares of Legacy Nuburu preferred stock into 580,943 shares of Nuburu Common Stock at the conversion rate as calculated pursuant to Legacy Nuburu's Certificate of Incorporation, multiplied by the Exchange Ratios at the date and time the Business Combination became effective (“Effective Time”);
•
the cancellation and conversion of all 10,782,091 issued and outstanding shares of Legacy Nuburu common stock into 138,922 shares of Nuburu Common Stock as adjusted by the Exchange Ratios;
•
the net exercise of all 4,000,000 outstanding warrants to purchase shares of Legacy Nuburu common stock immediately prior to the Effective Time in accordance with its terms and subsequent conversion into 29,189 shares of Nuburu Common Stock at the Effective Time;
•
the cancellation and conversion of all Legacy Nuburu Convertible Notes, which were accounted for as liabilities at fair value due to certain variable share settlement features contained within the notes, into shares of Legacy Nuburu common stock in accordance with its terms as of immediately prior to the Effective Time, which 2,642,239 shares were then outstanding as Legacy Nuburu common stock as of immediately prior to the Effective Time and subsequently converted into 34,045 shares of Nuburu Common Stock and 1,361,787 shares of Nuburu Series A preferred stock at the Effective Time; and
•
the cancellation and exchange of all 6,079,467 granted and outstanding vested and unvested Legacy Nuburu options, which became 78,332 Nuburu options exercisable for shares of Nuburu Common Stock with the same terms and vesting conditions except for a number of shares exercisable and the exercise price, each of which was adjusted by the Exchange Ratio; and
•
the cancellation and exchange of all 1,053,000 granted and outstanding vested and unvested Legacy Nuburu RSUs, which became 13,568 Nuburu RSUs for shares of Nuburu Common Stock with the same terms and vesting conditions except for the number of shares, which was adjusted by the Legacy Nuburu common stock Exchange Ratio.

The other related events that occurred in connection with the Closing are summarized below:

•
Tailwind and the Tailwind Sponsor entered into a letter agreement (the “Sponsor Support and Forfeiture Agreement”), dated as of August 5, 2022 (as amended by the Amended and Restated Sponsor Support and Forfeiture Agreement, dated January 31, 2023). In connection with the Business Combination, the 8,355,393 Tailwind Sponsor Class B shares were forfeited other than 28,750 shares of Common Stock (of which, 3,750 shares were transferred to Nautilus Maser Fund, L.P. and 1,250 shares were transferred to Cohen & Company Capital Markets at Closing) and 650,000 shares of Series A preferred stock. Additionally, upon the Closing, the Sponsor cancelled the 9,700,000 Private Placement Warrants that were held by the Sponsor.
•
Tailwind, Legacy Nuburu and Lincoln Park entered into a purchase agreement pursuant to which Nuburu may direct Lincoln Park to purchase up to $100 million of Common Stock from time to time over a 48-month period, subject to certain limitations contained in the Lincoln Park Purchase Agreement. At the Closing, Nuburu issued 5,000 shares of Nuburu Common Stock to Lincoln Park.
•
Legacy Nuburu entered into an engagement letter with Anzu Partners on August 30, 2022 (the “Services Agreement”) relating to this arrangement pursuant to which Legacy Nuburu, in recognition of past Services, (i) agreed to pay $500,000 to Anzu Partners upon the closing of the Business Combination and (ii) issued a warrant with a strike price of $0.01 per share to Anzu Partners for 500,000 shares of Preferred Stock (the “Anzu Partners Warrant”). This warrant was exercised by Anzu Partners in connection with the Closing.

After giving effect to the Business Combination as described above, the number of shares of Common Stock and Series A preferred stock issued and outstanding immediately following the consummation of the Business Combination was as follows:

	Common Shares	Series A Preferred Shares
Tailwind public shares	7,905	—
Tailwind Sponsor Class B shares	208,885	—
Total shares of Tailwind common stock outstanding immediately prior to the Business Combination	216,790	—
Less: forfeiture of the Tailwind Sponsor Class B Common Stock other than 28,750 shares of Common Stock and 650,000 shares of Series A Preferred Stock	(180,135)	—
Tailwind Sponsor Series A Preferred Stock	—	650,000
Tailwind public shares issuance of Series A Preferred Stock	—	316,188
Legacy Nuburu shares	783,098	1,377,265
Lincoln Park Commitment Shares	5,000	—
Anzu Warrant Shares	—	500,000
Total shares of Nuburu Common Stock outstanding immediately after the Business Combination(1)(2)	824,752	2,843,453

(1) Excludes 91,899 shares of Common Stock as of the Closing of the Business Combination to be reserved for potential future issuance upon the exercise of Nuburu options or settlement of Nuburu RSUs.

(2) Excludes 417,770 Public Warrants issued and outstanding as of the Closing of the Business Combination.

The Business Combination is accounted for as a reverse recapitalization in accordance with GAAP because Legacy Nuburu has been determined to be the accounting acquirer. Under this method of accounting, Tailwind, which is the legal acquirer, is treated as the accounting acquiree for financial reporting purposes and Legacy Nuburu, which is the legal acquiree, is treated as the accounting acquirer. Accordingly, the consolidated assets, liabilities and results of operations of Legacy Nuburu have become the historical financial statements of Nuburu, and Tailwind’s assets, liabilities and results of operations have been consolidated with Legacy Nuburu’s beginning on the acquisition date. For accounting purposes, the financial statements of Nuburu represent a continuation of the financial statements of Legacy Nuburu with the Business Combination being treated as the equivalent of Legacy Nuburu issuing stock for the net assets of Tailwind, accompanied by a recapitalization. The net assets of Tailwind are stated at historical costs and no goodwill or other intangible assets have been recorded. Operations prior to the Business Combination will be presented as those of Legacy Nuburu in future reports of Nuburu.

Legacy Nuburu was determined to be the accounting acquirer based on evaluation of the following facts and circumstances:

•
Legacy Nuburu stockholders comprise a majority of the voting power of Nuburu;
•
The Nuburu board of directors consists only of members of the Legacy Nuburu board of directors or nominees selected by Legacy Nuburu;
•
Legacy Nuburu’s operations prior to the acquisition comprise the only ongoing operations of Nuburu;
•
Legacy Nuburu’s senior management comprises the senior management of Nuburu;
•
Nuburu has assumed the Legacy Nuburu name; and
•
Legacy Nuburu’s headquarters have become Nuburu’s headquarters.

All periods prior to the Business Combination have been retrospectively adjusted using the Exchange Ratios for the equivalent number of shares outstanding immediately after the Closing to effect the reverse recapitalization.

In connection with the Closing of the Business Combination, the Company received net proceeds from the Business Combination totaling $3.2 million, prior to deducting transaction and issuance costs. Legacy Nuburu’s total transaction expenses were approximately $3.2 million and Tailwind’s total transaction expenses were approximately $2.5 million after taking into account waivers of costs incurred by Legacy Nuburu and Tailwind.

NOTE 3. REVERSE RECAPITALIZATION

On January 31, 2023, upon the consummation of the Business Combination, all holders of 10,782,091 issued and outstanding shares of Legacy Nuburu common stock and 40,392,723 issued and outstanding shares of Legacy Nuburu preferred stock received shares of Nuburu common stock at a deemed value of $10.00 per share after giving effect to the exchange ratios set forth below (the “Exchange Ratios”):

Legacy Nuburu Class / Series	Exchange Ratio
Legacy Nuburu Common Stock	0.515
Legacy Nuburu Series A Preferred Stock	0.566
Legacy Nuburu Series A-1 Preferred Stock	0.599
Legacy Nuburu Series B Preferred Stock	0.831
Legacy Nuburu Series B-1 Preferred Stock	0.515
Legacy Nuburu Series C Preferred Stock	1.146

This resulted in 31,323,904 shares of Nuburu Common Stock issued and outstanding as of the Closing and all holders of 7,132,467 issued and outstanding Legacy Nuburu equity awards received Nuburu equity awards covering 3,675,976 shares of Nuburu Common Stock at a deemed value of $10.00 per share after giving effect to the Exchange Ratios, based on the following events contemplated by the Business Combination Agreement:

•
the cancellation and conversion of all 40,392,723 issued and outstanding shares of Legacy Nuburu preferred stock into 23,237,703 shares of Nuburu Common Stock at the conversion rate as calculated pursuant to Legacy Nuburu's Certificate of Incorporation, multiplied by the Exchange Ratios at the date and time the Business Combination became effective (“Effective Time”);
•
the cancellation and conversion of all 10,782,091 issued and outstanding shares of Legacy Nuburu common stock into 5,556,857 shares of Nuburu Common Stock as adjusted by the Exchange Ratios;
•
the net exercise of all 4,000,000 outstanding warrants to purchase shares of Legacy Nuburu common stock immediately prior to the Effective Time in accordance with its terms and subsequent conversion into 1,167,557 shares of Nuburu Common Stock at the Effective Time;
•
the cancellation and conversion of all Legacy Nuburu Convertible Notes,which were accounted for as liabilities at fair value due to certain variable share settlement features contained within the notes, into shares of Legacy Nuburu common stock in accordance with its terms as of immediately prior to the Effective Time, which 2,642,239 shares were then outstanding as Legacy Nuburu common stock as of immediately prior to the Effective Time and subsequently converted into 1,361,787 shares of Nuburu Common Stock and 1,361,787 shares of Nuburu Series A preferred stock at the Effective Time; and
•
the cancellation and exchange of all 6,079,467 granted and outstanding vested and unvested Legacy Nuburu options, which became 3,133,270 Nuburu options exercisable for shares of Nuburu Common Stock with the same terms and vesting conditions except for a number of shares exercisable and the exercise price, each of which was adjusted by the Exchange Ratio; and
•
the cancellation and exchange of all 1,053,000 granted and outstanding vested and unvested Legacy Nuburu RSUs, which became 542,706 Nuburu RSUs for shares of Nuburu Common Stock with the same terms and vesting conditions except for the number of shares, which was adjusted by the Legacy Nuburu common stock Exchange Ratio.

The other related events that occurred in connection with the Closing are summarized below:

•
Tailwind and the Tailwind Sponsor entered into a letter agreement (the “Sponsor Support and Forfeiture Agreement”), dated as of August 5, 2022 (as amended by the Amended and Restated Sponsor Support and Forfeiture Agreement, dated January 31, 2023). In connection with the Business Combination, the 8,355,393 Tailwind Sponsor Class B shares were forfeited other than 1,150,000 shares of Common Stock (of which, 150,000 shares were transferred to Nautilus Maser Fund, L.P. and 50,000 shares were transferred to Cohen & Company Capital Markets at Closing) and 650,000 shares of Series A preferred stock. Additionally, upon the Closing, the Sponsor cancelled the 9,700,000 Private Placement Warrants that were held by the Sponsor.
•
Tailwind, Legacy Nuburu and Lincoln Park entered into a purchase agreement pursuant to which Nuburu may direct Lincoln Park to purchase up to $100 million of Common Stock from time to time over a 48-month period, subject to certain limitations contained in the Lincoln Park Purchase Agreement. At the Closing, Nuburu issued 200,000 shares of Nuburu Common Stock to Lincoln Park.
•
Legacy Nuburu entered into an engagement letter with Anzu Partners on August 30, 2022 (the “Services Agreement”) relating to this arrangement pursuant to which Legacy Nuburu, in recognition of past Services, (i) agreed to pay $500,000 to Anzu Partners upon the closing of the Business Combination and (ii) issued a warrant with a strike price of $0.01 per share to Anzu Partners for 500,000 shares of Preferred Stock (the “Anzu Partners Warrant”). This warrant was exercised by Anzu Partners in connection with the Closing.

After giving effect to the Business Combination as described above, the number of shares of Common Stock and Series A preferred stock issued and outstanding immediately following the consummation of the Business Combination was as follows:

	Common Shares	Series A Preferred Shares
Tailwind public shares	316,188	—
Tailwind Sponsor Class B shares	8,355,393	—
Total shares of Tailwind common stock outstanding immediately prior to the Business Combination	8,671,581	—
Less: forfeiture of the Tailwind Sponsor Class B Common Stock other than 1,150,000 shares of Common Stock and 650,000 shares of Series A Preferred Stock	(7,205,393)	—
Tailwind Sponsor Series A Preferred Stock	—	650,000
Tailwind public shares issuance of Series A Preferred Stock	—	316,188
Legacy Nuburu shares	31,323,904	1,377,265
Lincoln Park Commitment Shares	200,000	—
Anzu Warrant Shares	—	500,000
Total shares of Nuburu Common Stock outstanding immediately after the Business Combination(1)(2)	32,990,092	2,843,453

(1) Excludes 3,675,976 shares of Common Stock as of the Closing of the Business Combination to be reserved for potential future issuance upon the exercise of Nuburu options or settlement of Nuburu RSUs.

(2) Excludes 16,710,785 Public Warrants issued and outstanding as of the Closing of the Business Combination.

The Business Combination is accounted for as a reverse recapitalization in accordance with GAAP because Legacy Nuburu has been determined to be the accounting acquirer. Under this method of accounting, Tailwind, which is the legal acquirer, is treated as the accounting acquiree for financial reporting purposes and Legacy Nuburu, which is the legal acquiree, is treated as the accounting acquirer. Accordingly, the consolidated assets, liabilities and results of operations of Legacy Nuburu have become the historical financial statements of Nuburu, and Tailwind’s assets, liabilities and results of operations have been consolidated with Legacy Nuburu’s beginning on the acquisition date. For accounting purposes, the financial statements of Nuburu represent a continuation of the financial statements of Legacy Nuburu with the Business Combination being treated as the equivalent of Legacy Nuburu issuing stock for the net assets of Tailwind, accompanied by a recapitalization. The net assets of Tailwind are stated at historical costs and no goodwill or other intangible assets have been recorded. Operations prior to the Business Combination will be presented as those of Legacy Nuburu in future reports of Nuburu.

Legacy Nuburu was determined to be the accounting acquirer based on evaluation of the following facts and circumstances:

•
Legacy Nuburu stockholders comprise a majority of the voting power of Nuburu;
•
The Nuburu board of directors consists only of members of the Legacy Nuburu board of directors or nominees selected by Legacy Nuburu;
•
Legacy Nuburu’s operations prior to the acquisition comprise the only ongoing operations of Nuburu;
•
Legacy Nuburu’s senior management comprises the senior management of Nuburu;
•
Nuburu has assumed the Legacy Nuburu name; and
•
Legacy Nuburu’s headquarters have become Nuburu’s headquarters.

All periods prior to the Business Combination have been retrospectively adjusted using the Exchange Ratios for the equivalent number of shares outstanding immediately after the Closing to effect the reverse recapitalization.

In connection with the Closing of the Business Combination, the Company received net proceeds from the Business Combination totaling $3.2 million, prior to deducting transaction and issuance costs. Legacy Nuburu’s total transaction expenses were approximately $3.2 million and Tailwind’s total transaction expenses were approximately $2.5 million after taking into account waivers of costs incurred by Legacy Nuburu and Tailwind.